Operating Segments (Tables)	9 Months Ended
Sep. 30, 2024
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments:
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Nine months period ended September 30, 2024
Revenues	$110,032	$11,916	$121,948
Gross profit	$50,825	$2,111	$52,936
Unallocated corporate expenses			(37,963)
Finance expenses, net			(4,098)
Income before taxes on income			$10,875
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Nine months period ended September 30, 2023
Revenues	$86,437	$19,650	$106,087
Gross profit	$38,574	$2,504	$41,078
Unallocated corporate expenses			(33,790)
Finance expenses, net			(3,883)
Income before taxes on income			$3,405
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended September 30, 2024
Revenues	$37,128	$4,612	$41,740
Gross profit	$16,259	$975	$17,234
Unallocated corporate expenses			(11,940)
Finance expenses, net			(1,347)
Income before taxes on income			$3,947
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended September 30, 2023
Revenues	$31,436	$6,498	$37,934
Gross profit	$13,989	$814	$14,803
Unallocated corporate expenses			(10,435)
Finance expenses, net			(1,072)
Income before taxes on income			$3,296

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
Year Ended December 31, 2023
Revenues	$115,458	$27,061	$142,519
Gross profit	$52,116	$3,374	$55,490
Unallocated corporate expenses			(45,426)
Finance expenses, net			(1,635)
Income before taxes on income			$8,429

Schedule of Reporting on Operating Segments Geographic Region	Reporting on operating segments by geographic region:
	Nine months period ended September 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$84,779	$-	$84,779
Israel	4,701	11,916	16,617
Canada	7,873	-	7,873
Europe	3,220	-	3,220
Latin America	7,588	-	7,588
Asia	1,837	-	1,837
Others	34	-	34
	$110,032	$11,916	$121,948

	Nine months period ended September 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$55,220	$-	$55,220
Israel	3,119	19,650	22,769
Canada	6,930		6,930
Europe	6,724	-	6,724
Latin America	10,365	-	10,365
Asia	3,958	-	3,958
Others	121	-	121
	$86,437	$19,650	$106,087

	Three months period ended September 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$29,610	$-	$29,610
Israel	1,144	4,612	5,756
Canada	2,108		2,108
Europe	1,542	-	1,542
Latin America	2,353	-	2,690
Asia	337	-	337
Others	34	-	34
	$37,128	$4,612	$41,740
	Three months period ended September 30, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$23,932	$-	$23,932
Israel	1,017	6,498	7,515
Canada	1,362	-	1,362
Europe	3,280	-	3,280
Latin America	328	-	328
Asia	1,479	-	1,479
Others	38	-	38
	$31,436	$6,498	$37,934
	Year ended December 31, 2023
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
Geographical markets
U.S.A	$73,741	$-	$73,741
Israel	4,235	27,061	31,296
Canada	11,162		11,162
Europe	7,088	-	7,088
Latin America	12,928	-	12,928
Asia	6,147	-	6,147
Others	157	-	157
	$115,458	$27,061	$142,519